Credit from Banks and Others	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 15 - Credit from Banks and Others

Note 15 - Credit from Banks and Others

  Composition
As at December 31
2018	2017
$ millions	$ millions

Short-term credit

From financial institutions	544	635
From the parent company	-	175
	544	810
Current maturities
Long-term loans from financial institutions	32	12
Long-term loans from others	34	-
Total Short-Term Credit	610	822

Long- term debt and debentures
Loans from financial institutions	377	786
Other loans	35	98
	412	884
Less – current maturities	66	12
	346	872

Marketable debentures	1,195	1,241
Non-marketable debentures	274	275

Total Long- term debt and debentures	1,815	2,388

For additional information, see Note 23.

B. Yearly movement in Credit from Banks and Others*

As at December 31
2018	2017
$ millions	$ millions

Balance as at January 1	3,227	3,399

Changes from financing cash flows
Receipt of long-term debt	1,746	966
Repayment of long-term debt	(2,115)	(1,387)
Repayment of short-term credit, net of receipt	(283)	147
Interest paid	(103)	(111)
Total net financing cash flows	(755)	(385)

Effect of changes in foreign exchange rates	(63)	101
Other changes	33	112

Balance as at December 31	2,442	3,227

(*) Short term credit, loans and debentures, including interest payables.

Note 15 - Credit from Banks and Others (cont’d)

C. Maturity periods

Following are the future maturity periods of the credit and the loans from banks and others, including debentures (net of current maturities):

As at December 31
2018	2017
$ millions	$ millions

Second year	17	261
Third year	273	18
Fourth year	113	213
Fifth year	308	644
Sixth year and thereafter	1,104	1,252
	1,815	2,388

For additional information, see Note 15F below.

D. Restrictions on the Group relating to the receipt of credit

As part of the loan agreements the Group has signed, various restrictions apply including financial covenants, a cross‑default mechanism and a negative pledge.

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith:

Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio December 31,
2018

Total shareholder's equity	Equity greater than 2,000	3,781
	million dollars	million dollars

The Ratio of the EBITDA to the net interest expenses	Equal to or greater than 3.5	11.17

Ratio of the net financial debt to EBITDA (2)	Less than 4.0	1.62

Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	1.87%

(1) Examination of compliance with the above‑mentioned financial covenants is made as required based on the Company's consolidated financial statements. As at December 31, 2018, the Company complies with its financial covenants.

(2) According to the Company’s covenants, the required ratio of the net financial debt to EBITDA as of January 1, 2019 will be reduced to 3.5.

Note 15 - Credit from Banks and Others (cont'd)

E. Sale of receivables under securitization transaction

In 2015, the Company and certain Group subsidiaries (hereinafter – the Subsidiaries) signed a series of agreements regarding a securitization transaction with three international banks (hereinafter – the Lending Banks) for the sale of their trade receivables to a foreign company which was established specifically for this purpose and which is not owned by the ICL Group (hereinafter – the Acquiring Company).

Those agreements replace the prior securitization agreements which came to an end in July 2015. The main structure of the new securitization agreement is the same as the prior securitization agreement. The Company's policy is to utilize the securitization limit based on its cash flow needs, alternative financing sources and market conditions. The new securitization agreement will expire in July 2020. Under the agreements, ICL undertook to comply with a financial covenant whereby the ratio of net debt to EBITDA will not exceed 4.75. If ICL does not meet with this ratio, the Acquiring Company can discontinue acquiring new trade receivables (without affecting the existing acquisitions). As at the date of the report, ICL meet the above financial covenant.

The Acquiring Company finances acquisition of the debts by means of a loan received from a financial institution, which is not related to ICL. As at December 31, 2018, the amount of the securitization framework is $350 million.

The period in which the Subsidiaries are entitled to sell their trade receivables to the Acquiring Company is five years from the closing date of the transaction, where both parties have the option at the end of each year to give notice of cancellation of the transaction. Once the Company transferred its trade receivables, it no longer has the right to sell them to another party. The selling price of the trade receivables is the amount of the debt sold, less the calculated interest cost based on the anticipated period between the sale date of the customer debt and its repayment date. Upon acquisition of the debt, the Acquiring Company pays most of the debt price in cash and the remainder in a subordinated note, which is paid after collection of the debt sold. The rate of the cash consideration varies according to the composition and behavior of the customer portfolio. The Subsidiaries handle collection of the trade receivables included in the securitization transaction, on behalf of the Acquiring Company. In the case of a credit default, the Company bears approximately 30% of the overall secured trade receivable balance.

In addition, as part of the agreements several conditions were set in connection with the quality of the customer portfolios, which give the Lending Banks the option to end the undertaking or determine that some of the Subsidiaries, the customer portfolios of which do not meet the conditions provided, will no longer be included in the securitization agreements.

Note 15 - Credit from Banks and Others (cont'd)

E. Sale of receivables under securitization transaction (cont’d)

Based on the above terms, the securitization of trade receivables does not meet the conditions for derecognition of financial assets prescribed in International Standard IFRS 9, regarding Financial Instruments – Recognition and Measurement, since the Group did not transfer all the risks and rewards deriving from the trade receivables. Therefore, the receipts received from the Acquiring Company are presented as a financial liability as part of the short-term credit. As of December 31, 2018, utilization of the securitization facility and trade receivables within this framework amounted to $ 332 million (December 31, 2017 - $331 million).

The value of the transferred assets (which is approximately their fair value), fair value of the associated liabilities and net position are as follows:

Year ended December 31,
2018	2017	2016
$ millions	$ millions	$ millions

Carrying amount of the transferred assets	332	331	331
Fair value of the associated liabilities	332	331	331
Net position *	-	-	-

* Less than $1 million.

Note 15 - Credit from Banks and Others (cont'd)

F. Information on material loans and debentures outstanding as at December 31, 2018:

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Loan-Israeli institutions	November 2013	300	Israeli Shekel	67	4.74% (1)	2015-2024 (annual installment)	Partially prepaid
Debentures (private offering) – 3 series	January 2014	84 145 46	U.S Dollar	84 144 46	4.55% 5.16% 5.31%	January 2021 January 2024 January 2026
Loan-international institutions	July 2014	27	Euro	25	2.33%	2019-2024	Partially prepaid
Debentures - Series D	December 2014	800	U.S Dollar	182	4.50%	December 2024	(2)
Loan - European Bank	December 2014	161	Brazilian Real	19	CDI+1.35%	2015-2021 (Semiannual installment)
Debentures - Series E	April 2016	1,569	Israeli Shekel	416	2.45%	2021- 2024 (annual installment)
Loan - others	April - October, 2016	600	Chinese Yuan Renminbi	29	5.23%	2019	(3)
Loan - Asian Banks	June - October, 2018	600	Chinese Yuan Renminbi	87	4.79% - 5.44%	2019
Loan - Asian Bank	April 2018	400	Chinese Yuan Renminbi	58	CNH Hibor + 0.50%	2019
Debentures - Series F	May 2018	600	U.S Dollar	596	6.38%	May 2038	(4)
Loan - European Bank	December 2018	70	U.S Dollar	70	Libor + 0.66%	December 2021

Note 15 - Credit from Banks and Others (cont'd)

F. Information on material loans and debentures: (cont’d)

Additional Information:

                      From April 2018, in accordance with the loan agreement, there has been a decrease in the interest rate, from 4.94% to 4.74%.
                      Debentures Series D

Private issuance of debentures pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended, to institutional investors in the U.S., Europe, and Israel. The notes are registered for trade in the TACT Institutional; by the Tel-Aviv Stock Exchange Ltd. The notes have been rated BBB (stable). In March 2017, the rating company “Fitch Rating Ltd.” lowered the Company’s credit rating, together with the rating of the debentures, from BBB to BBB- with a stable rating outlook. In November 2017, the rating company “Standard & Poor’s” reaffirmed the Company’s credit rating, together with the rating of the debentures, at BBB-, with a stable rating outlook. On May 29, 2018, the Company completed a cash tender offer for its Series D debentures. Following the tender offer, the Company repurchased an amount of $616 million out of the original principal amount of $800 million.

On May 10, 2018 and on June 21, 2018, respectively, the credit rating agency S&P ratified the Company’s international credit rating, BBB- with a stable rating outlook, and credit rating agency Maalot ratified the Company’s credit rating, ‘ilAA’ with a stable rating outlook.

                      Loans from others

In July 2018, ICL and YTH agreed to convert their owner’s loans in the YPH joint venture (each company holds 50%) in the amount of $146 million into equity by issuing shares. As a result, the consolidated debt was reduced by $73 million against “non‑controlling interest” equity balance.

                      Debentures-Series F

On May 31, 2018, the Company completed a private offering of senior unsecured notes to institutional investors pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933. According to the terms of the Series F Debentures, the Company is required to comply with certain covenants, including restrictions on sale and lease-back transactions, limitations on liens, and standard restrictions on merger and/or transfer of assets. The Company is also required to offer to repurchase the Series F Debentures upon the occurrence of a "change of control" event, as defined in the indenture for the Series F Debentures. In addition, the terms of the Series F Debentures include customary events of default, including a cross‑acceleration to other material indebtedness. The Company is entitled to optionally repay the outstanding Series F Debentures at any time prior to the final repayment date, under certain terms, subject to payment of an agreed early repayment premium. The Series F Debentures have been rated BBB- by S&P Global Inc. and Fitch Rating Inc. with a stable rating outlook.

Note 15 - Credit from Banks and Others (cont'd)

G. Credit facilities:

Issuer	European bank (1)	Group of twelve international banks (2)	European bank (3)
Date of the credit facility	March 2014	March 2015	December 2016
Date of credit facility termination	March 2019	March 2023	May 2025
The amount of the credit facility	USD 35 million Euro 100 million	USD 1,200 million	USD 100 million
Credit facility has been utilized	Euro 40 million	USD 200 million	USD 70 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.90%. From 33% to 66% use of the credit: Libor/Euribor + 1.15% 66% or more use of the credit: Libor/Euribor + 1.40%	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	Libor + 0.45% + spread
Loan currency type	USD and Euro loans	USD and Euro loans	USD loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.32%	0.21%	0.30%

                      After the date of the report, the Company elected not to realize the option of revolving credit facility extension, and to repay the utilized credit facility on the date of its termination.
                      In October 2018, the Company entered into an agreement according to which, its commitment under certain revolving credit facility agreements will be reduced by a total aggregate amount of $655 million, to an amount of $1.2 billion.
                      In June 2018, the maturity date of the credit facility was extended to 2025. In November 2018, the credit facility was reduced from $136 million to $100 million. As at the date of the report, the Company utilized $70 million of that credit facility.

Note 15 - Credit from Banks and Others (cont'd)

H. Pledges and Restrictions Placed in Respect of Liabilities

1) The Group has undertaken various obligations in respect of loans and credit received from non‑Israeli banks, including a negative pledge whereby the Group, committed, among other things, in favor of the lenders, to limit guarantees and indemnities to third parties (other than the guarantees in respect to subsidiaries) up to an agreed amount for $550 million. The Group has also undertaken to grant loans only to subsidiaries and to associated companies in which it holds at least 25% of the voting rights – not more than stipulated by the agreement with the banks. ICL has further committed not to grant any credit, other than in the ordinary course of business, and not to register any charges, including rights of lien, except those defined in the agreement as “liens permitted to be registered” on its existing and future assets and income. For further information regarding to the covenants in respect of these loans, see item D above.

2) In the third quarter of 2018, YPH JV entered into loan agreements in the total amount of RMB 500 million ($74 million) with the Bank of China. Since the partner (YTH) provided the bank with a full guarantee against the said loan, the Company pledged a portion of its shares in YPH JV (22%), which represents its part of the debt to YTH (RMB 250 million). The pledge agreement does not include restrictions on, among others, management of YPH JV's operations. The realization of the pledge will take place only if the guarantee is forfeited. For further information relating to loan for Bank of China, see item F above.

3) As at December 31, 2018 the total guarantees the Company provided were about $79 million.